Long-Term Debt - Movements in Interest bearing Borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Borrowing costs Abstract [Abstract]
Opening balance	$ 2,511	$ 2,013
New loans and borrowings	46	971
Repayments	(228)	(301)
Other	43	(172)
Ending balance	$ 2,372	$ 2,511